General - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of operating segments	1
Number of Reportable segment	1
Trade receivables | $	$ 236.6	$ 203.0
Credit Concentration Risk | Revenue
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	39.00%	37.00%	36.00%
Credit Concentration Risk | Revenue | First Channel Partner
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	17.00%	18.00%	17.00%
Credit Concentration Risk | Revenue | Second Channel Partner
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	22.00%	19.00%	19.00%